Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents.
Cash	$ 3,581	$ 3,141
Cash equivalents	69	343
Cash and Cash Equivalents	$ 3,650	$ 3,484	$ 1,729